SEWARD & KISSEL LLP

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Washington, DC 20001

Telephone: (202) 737-8833

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www.sewkis.com

August 15, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AllianceBernstein Small/Mid Cap Growth Fund, Inc.

File Nos. 2-10768 and 811-00204

Accession No. 0001193125-12-331519

AllianceBernstein Small/Mid Cap Value Fund

File Nos. 333-51938 and 811-10221

Accession No. 0001193125-12-331519

Dear Sir or Madam:

On behalf of AllianceBernstein Small/Mid Cap Growth Fund, Inc. and AllianceBernstein Small Mid/Cap Value Fund (the “Funds”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated August 2, 2012 for the Funds.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Joanne A. Skerrett

Joanne A. Skerrett

Attachment